EARNINGS (LOSS) PER SHARE (EPS) (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EARNINGS (LOSS) PER SHARE (EPS)
Loss from ordinary activities after income tax		$ (22,435)	$ (45,694)	$ (263,835)
Weighted average number of ordinary shares outstanding during the period used in calculation of basic EPS		1,251,338,659	870,582,898	552,847,289
Weighted average number of ordinary shares outstanding during the period used in calculation of diluted EPS		1,251,338,659	870,582,898	552,847,289
Ordinary shares issued
EARNINGS (LOSS) PER SHARE (EPS)
Number of additional ordinary shares issued	5,614,447,268
Equity raise	$ 260,000
Ordinary shares
EARNINGS (LOSS) PER SHARE (EPS)
Shares held in escrow		1,500,000	1,500,000	1,500,000